23 Post-employment Benefits (Details 13)	12 Months Ended
Dec. 31, 2020
Unified Plan [member] | Fixed Income [member]
Disclosure of defined benefit plans [line items]
Target limit	86.50%
Minimum limit	55.00%
Unified Plan [member] | Variable Income [member]
Disclosure of defined benefit plans [line items]
Target limit	5.00%
Minimum limit	1.00%
Unified Plan [member] | Loans [member]
Disclosure of defined benefit plans [line items]
Target limit	0.50%
Minimum limit	0.00%
Unified Plan [member] | Real Estate [member]
Disclosure of defined benefit plans [line items]
Target limit	5.00%
Minimum limit	1.00%
Unified Plan [member] | Investment Structuring [member]
Disclosure of defined benefit plans [line items]
Target limit	3.00%
Minimum limit	0.00%
Unified Plan [member] | Investments Abroad [member]
Disclosure of defined benefit plans [line items]
Target limit	0.00%
Minimum limit	0.00%
Plan III [member] | Fixed Income [member]
Disclosure of defined benefit plans [line items]
Target limit	51.00%
Minimum limit	23.00%
Plan III [member] | Variable Income [member]
Disclosure of defined benefit plans [line items]
Target limit	14.00%
Minimum limit	8.00%
Plan III [member] | Loans [member]
Disclosure of defined benefit plans [line items]
Target limit	3.00%
Minimum limit	1.00%
Plan III [member] | Real Estate [member]
Disclosure of defined benefit plans [line items]
Target limit	10.00%
Minimum limit	0.00%
Plan III [member] | Investment Structuring [member]
Disclosure of defined benefit plans [line items]
Target limit	16.00%
Minimum limit	0.00%
Plan III [member] | Investments Abroad [member]
Disclosure of defined benefit plans [line items]
Target limit	6.00%
Minimum limit	0.00%